Interest Expense	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Interest Expense
31.	INTEREST EXPENSE

Composition	12/31/2024	12/31/2023	12/31/2022

Interest expense
For deposits
Non-financial private sector
Checking accounts	164,511,489	242,131,030	104,959,889
Saving accounts	42,111,236	39,457,939	25,822,590
Time deposits and investments accounts	1,628,352,891	3,164,180,264	1,902,829,302
Other		30
For financing received from BCRA and other financial institutions	5,061,148	4,636,367	3,430,252
For repo transactions
Other financial institutions	8,268,119	30,211,753	6,616,153
For other financial liabilities	12,977,964	15,504,529	5,771,606
For issued corporate bonds	16,308,042	3,597,839	2,003,495
For subordinated corporate bonds	29,428,813	30,880,107	31,385,020

Total	1,907,019,702	3,530,599,858	2,082,818,307